Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Registrant Name	ENHANCED GROUP INC.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-42769
Entity Tax Identification Number	42-2394886
Entity Address, Address Line One	169 Madison Ave,
Entity Address, Address Line Two	Suite 15101
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	929
Local Phone Number	357-2672
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ENHA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0001956439
Amendment Flag	false